GOODWILL - Cash-generating units - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 20 years.
Impairment		$ 10,000
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years
Top of range [member]
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	20 years
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	13-years projection
Explanation of period over which management has projected cash flows, period	13 years
Recoverable amount of asset or cash-generating unit	$ 14,635,179
Exceeds the book value of cash generating-unit	$ 11,587,030
Growth rate used to extrapolate cash flow projections	3.00%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 13,436,597
Book value of cash-generating unit	$ 3,048,149
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 13,241,975
Exceeds the book value of cash generating-unit	$ 6,297,072
Growth rate used to extrapolate cash flow projections	6.10%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 12,006,417
Book value of cash-generating unit	$ 6,944,903
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 4,131,229
Exceeds the book value of cash generating-unit	$ 1,487,724
Growth rate used to extrapolate cash flow projections	6.10%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 3,505,844
Book value of cash-generating unit	$ 2,643,505
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 27,840,439
Exceeds the book value of cash generating-unit	$ 18,151,772
Growth rate used to extrapolate cash flow projections	6.10%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 25,304,639
Book value of cash-generating unit	9,688,667
Multi Financial Group Inc [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount of asset or cash-generating unit	2,590,461
Exceeds the book value of cash generating-unit	$ 542,784
Growth rate used to extrapolate cash flow projections	5.50%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 2,351,717
Book value of cash-generating unit	$ 2,047,677